Segment Information	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

17. SEGMENT INFORMATION

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, as amended by Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary.

The Company’s chief operating decision maker (“CODM”) is the Mr. Danny Tze Ching Wong. The CODM regularly reviews financial information, including segment revenue, gross profit, significant segment expenses (selling expenses and general and administrative expenses), segment net income (loss), and segment assets to evaluate segment performance and allocate resources accordingly.

Based on the internal management reporting and assessment, the Company determined that it operates in two reportable segments: Hong Kong Trading and Vietnam Manufacturing. Segment net income (loss) excludes general corporate administrative expenses and selling expense including corporate functional costs relating to legal and professional expenses and share-based compensation that are managed centrally at the corporate level and are excluded from the measure of segment performance reviewed by the CODM.

The following tables present the Company’s segment information for the years ended March 31, 2025:

2025
USD
Revenue
— Hong Kong Trading	39,003,807
— Vietnam Manufacturing	536,560
Elimination of internal transaction	(465,277)
Toal Revenue	39,075,090
Cost of sales
— Hong Kong Trading	27,898,276
— Vietnam Manufacturing	384,852
Elimination of internal transaction	(465,277)
Total Cost of sales	27,817,851
Gross Profit
— Hong Kong Trading	11,105,531
— Vietnam Manufacturing	151,708
Total Gross Profit	11,257,239
Selling Expenses
— Hong Kong Trading	2,663,823
— Vietnam Manufacturing	-
— Corporate	654,595
Total Selling expenses	3,318,418
General and Administrative Expenses
— Hong Kong Trading	4,817,053
— Vietnam Manufacturing	317,654
— Corporate	405,857
Total General and Administrative expenses	5,540,564
Segment net income (loss)
— Hong Kong Trading	3,723,602
— Vietnam Manufacturing	(165,116)
— Corporate	(1,046,146)
Total Segment net income (loss)	2,512,340
Segment assets
— Hong Kong Trading	20,702,700
— Vietnam Manufacturing	2,670,737
— Corporate	5,206,104
Elimination of internal transaction	(5,125,404)
Total Segment assets	23,454,137
Capital expenditure
— Hong Kong Trading	36,580
— Vietnam Manufacturing	984,915
Total Capital expenditure	1,021,495
Long-lived assets
— Hong Kong Trading	2,553,768
— Vietnam Manufacturing	1,654,002
Total Long-lived assets	4,207,770